                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  NOVA FUND
   ---

     4  OTC FUND
   ---

     6  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

     9  PURCHASING AND REDEEMING SHARES
   ---

    10  MANAGEMENT OF THE FUNDS
   ---

    11  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    12  FINANCIAL HIGHLIGHTS
   ---

    13  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST

                                   NOVA FUND
                                    OTC FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes two Funds: Nova Fund and OTC Fund (together, the "Benchmark Funds").

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                  RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

    Each Fund has a separate investment objective. In general, each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

    The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-Registered Trademark- (the "S&P 500 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

    Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

    The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

NOVA FUND PERFORMANCE

    The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      NOVA FUND
1999     23.28%
1998     30.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.17% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   NOVA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                    23.28%                 19.53%
  Since Inception (05/07/97)                                       28.83%                 24.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

------
4  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE
    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").
    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE
    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      OTC FUND
1999   101.32%
1998    83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND         NASDAQ 100 INDEX(2)
                                                              -----------------------------------------
  Past One Year                                                    101.32%               101.95%
  Since Inception (05/07/97)                                       67.70%                 69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

------
6  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

    Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:


                    FUND                                                BENCHMARK
 NOVA FUND                                     150% OF THE PERFORMANCE OF THE S&P 500
                                               INDEX-REGISTERED TRADEMARK- (SPX)
 OTC FUND                                      100% OF THE PERFORMANCE OF THE NASDAQ 100
                                               INDEX-REGISTERED TRADEMARK- (NDX)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

    In managing the Benchmark Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

    The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices.

RISKS OF INVESTING IN THE FUNDS

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities

                                                            PROSPECTUS  7
                                                                        --------

convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts

------
8  PROSPECTUS

traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

                                                            PROSPECTUS  9
                                                                        --------

INDUSTRY CONCENTRATION RISK -- Neither of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

EARLY CLOSING RISK (OTC FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where

------
10  PROSPECTUS

NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing that amount by the total number of shares owned by shareholders. NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
Nova                                                              .75%
OTC                                                               .75%

                                                            PROSPECTUS  11
                                                                        --------

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by each of the Funds. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
12  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                             NOVA                                         OTC
                                          ------------------------------------------   ------------------------------------------
                                              YEAR           YEAR          PERIOD          YEAR           YEAR          PERIOD
                                             ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              1999           1998          1997*           1999           1998          1997*
                                          ------------   ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:+
Net Asset Value -- Beginning of
 Period.................................    $ 15.88        $ 12.21        $ 10.00        $  19.57       $  10.65       $ 10.00
                                            -------        -------        -------        --------       --------       -------
  Net Investment Income (Loss)..........        .49            .04            .07            (.33)          (.40)         (.09)
  Net Realized and Unrealized Gains
   (Losses) on Securities...............       3.10           3.63           2.14           19.88           9.32           .74
  Net Increase (Decrease) in Net Asset
   Value Resulting from Operations......       3.59           3.67           2.21           19.55           8.92           .65
  Dividends to Shareholders from Net
   Investment Income....................       (.01)           .00            .00             .00            .00           .00
  Distributions (from capital gains)....       (.89)           .00            .00            (.60)           .00           .00
                                            -------        -------        -------        --------       --------       -------
  Net Increase (Decrease) in Net Asset
   Value................................       2.69           3.67           2.21           18.95           8.92           .65
                                            -------        -------        -------        --------       --------       -------
Net Asset Value -- End of Period........    $ 18.57        $ 15.88        $ 12.21        $  38.52       $  19.57       $ 10.65
                                            =======        =======        =======        ========       ========       =======
Total Investment Return.................      23.28%         30.06%                        101.32%         83.76%
Ratios to Average Net Assets
  Gross Expenses........................       1.55%          3.26%          9.09%**         1.55%          2.96%         9.07%**
  Net Expenses..........................       1.55%          3.22%          2.80%**         1.55%          2.96%         2.80%**
  Net Investment Income (Loss)..........       2.90%          0.27%          0.91%**        (1.24)         (2.67)%       (1.22)%**
Supplementary Data:
Portfolio Turnover Rate***..............          0%             0%           178%            953%         1,077%          450%
Net Assets, End of Period
 (000's omitted)........................    $92,922        $29,258        $10,448        $373,458       $ 22,038       $ 2,367

------------

*     COMMENCEMENT OF OPERATIONS: NOVA AND OTC -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  13
                                                                        --------

BENCHMARK INFORMATION

THE NOVA FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER THE S&P NOR THE NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER THE S&P NOR THE NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100
INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Funds is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.

                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  NOVA FUND
   ---

     4  URSA FUND
   ---

     6  OTC FUND
   ---

     8  PRECIOUS METALS FUND
   ---

    10  U.S. GOVERNMENT BOND FUND
   ---

    12  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

    16  PURCHASING AND REDEEMING SHARES
   ---

    18  MANAGEMENT OF THE FUNDS
   ---

    19  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    20  FINANCIAL HIGHLIGHTS
   ---

    23  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                              PRECIOUS METALS FUND
                           U.S. GOVERNMENT BOND FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes five Funds which are grouped into two categories:

    - BENCHMARK FUNDS -- Nova Fund, Ursa Fund, OTC Fund, and U.S. Government Bond Fund
    - SECTOR FUND -- Precious Metals Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                  RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

    Each Fund has a separate investment objective. A general description of the Funds' investment objectives are set forth below:

    - BENCHMARK FUNDS -- Each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.

    - SECTOR FUND -- The Precious Metals Fund seeks capital appreciation by investing in companies which operate in the precious metals sector. THE INVESTMENT OBJECTIVE OF THE PRECIOUS METALS FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

    The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-Registered Trademark- (the "S&P 500 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

    Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

    The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

NOVA FUND PERFORMANCE

    The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

NOVA FUND

1999  23.28%
1998  30.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.17% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   NOVA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                    23.28%                 19.53%
  Since Inception (05/07/97)                                       28.83%                 24.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE
    The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.
    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
    Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
    The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE INFORMATION

URSA FUND PERFORMANCE
    The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

URSA FUND

1999  -15.06%
1998  -21.93%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 9.11% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.91% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   URSA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                  -15.06%                  19.53%
  Since Inception of Continuous Operations (06/10/97)(3)         -19.51%                  22.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND MAY 24, 1997 TO JUNE 3, 1997 0.10%.

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE
    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").
    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE
    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

OTC FUND

1999  101.32%
1998   83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND        NASDAQ 100 INDEX-TM- (2)
                                                              --------------------------------------------
  Past One Year                                                    101.32%                 101.95%
  Since Inception (05/07/97)                                       67.70%                   69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

------
8  PROSPECTUS

                    FUND INFORMATION -- PRECIOUS METALS FUND

FUND OBJECTIVE

    The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

    The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

    The Precious Metals Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - PRECIOUS METALS CONCENTRATION RISK -- The risk that the relatively few securities of issuers in the precious metals sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

    - FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE INFORMATION

PRECIOUS METALS FUND PERFORMANCE

    The bar chart and table below show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PRECIOUS METALS FUND

1999   -3.58%
1998  -17.24%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.22% (QUARTER ENDED SEPT. 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -13.80% (QUARTER ENDED DEC. 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                        PRECIOUS METALS FUND   S&P 500 INDEX(2)   XAU INDEX(3)
                                                        ------------------------------------------------------
  Past One Year                                                 -3.58%                19.53%           4.62%
  Since Inception (05/29/97)                                   -20.04%                23.84%         -15.82%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE XAU INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF PRECIOUS METALS SECTOR PERFORMANCE.

------
10  PROSPECTUS

                 FUND INFORMATION -- U.S. GOVERNMENT BOND FUND

FUND OBJECTIVE
    The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.
    If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS
    The U.S. Government Bond Fund is subject to a number of risks that will affect the value of its shares, including:
    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.
    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE INFORMATION

U.S. GOVERNMENT BOND FUND PERFORMANCE

    The bar chart and table below show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT BOND FUND

1999  -20.45%
1998   12.86%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.08% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.62% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                    U.S. GOVERNMENT BOND FUND   LEHMAN LONG TREASURY INDEX(2)
                                                    ---------------------------------------------------------
  Past One Year                                              -20.45%                                   -8.70%
  Since Inception of Continuous Operations
  (08/18/97)(3)                                               -0.53%                                    5.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997 1.50%; JUNE 24, 1997 TO JULY 14, 1997 2.20%; AND JULY 29, 1997 TO
    AUGUST 12, 1997 -3.30%.

------
12  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

    Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:


                    FUND                                                BENCHMARK
 NOVA FUND                                     150% OF THE PERFORMANCE OF THE S&P 500
                                               INDEX-REGISTERED TRADEMARK- (SPX)
 URSA FUND                                     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500
                                               INDEX-REGISTERED TRADEMARK- (SPX)
 OTC FUND                                      100% OF THE PERFORMANCE OF THE NASDAQ 100
                                               INDEX-REGISTERED TRADEMARK- (NDX)
 U.S. GOVERNMENT BOND FUND                     120% OF THE PRICE MOVEMENT OF THE LONG TREASURY BOND

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

BENCHMARK FUND. In managing the Benchmark Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Ursa Fund's performance to inversely correlate to the performance of the S&P 500 Index.

                                                            PROSPECTUS  13
                                                                        --------

SECTOR FUND. In managing the Precious Metals Fund, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents the precious metals market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in that industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

The Advisor monitors the Precious Metals Fund's portfolio on an ongoing basis, and adds or deletes stocks from the portfolio as needed.

After constructing a portfolio for the Precious Metals Fund, the Advisor may utilize futures contracts and options to leverage the Fund's exposure to the relevant business sector. The use of leverage will result in the Fund being exposed to its relevant business sector with more than 100% of its total assets.

Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for the Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by the Fund.

RISKS OF INVESTING IN THE FUNDS

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (NOVA, URSA, OTC, AND PRECIOUS METALS FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

------
14  PROSPECTUS

NON-DIVERSIFICATION RISK (ALL FUNDS) -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS) -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures

                                                            PROSPECTUS  15
                                                                        --------

contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK (URSA FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price

------
16  PROSPECTUS

between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS) -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

INDUSTRY CONCENTRATION RISK (PRECIOUS METALS FUND) -- None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Precious Metals Fund invests in the securities of a limited number of issuers conducting business in the precious metals industry and therefore is concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

EARLY CLOSING RISK (OTC AND PRECIOUS METALS FUNDS) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN INVESTING RISK (PRECIOUS METALS FUND) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and

                                                            PROSPECTUS  17
                                                                        --------

Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Bond Fund is determined each Business Day as of the close of normal trading on the CBOT (normally 3:00 P.M., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

------
18  PROSPECTUS

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
Nova                                                              .75%
Ursa                                                              .90%
OTC                                                               .75%
Precious Metals                                                   .75%
U.S. Government Bond                                              .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the Ursa Fund and the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

                                                            PROSPECTUS  19
                                                                        --------

    The Precious Metals Fund is managed by a team and no one person is responsible for making investment decisions for the Fund.

    The portfolio manager of the U.S. Government Bond Fund is Anne H. Ruff, who joined the Advisor as a portfolio manager in August 1996. From 1989 to 1995, Ms. Ruff worked as a portfolio manager for United Services Life Insurance Company in Arlington, Virginia, where she managed $2.5 billion in fixed-income portfolios.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by each of the Funds, except the U.S. Government Bond Fund, which declares and pays dividends daily to the insurance company. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
20  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                       NOVA                                         URSA
                                    ------------------------------------------   ------------------------------------------
                                        YEAR           YEAR          PERIOD          YEAR           YEAR         JUNE 10,
                                       ENDED          ENDED          ENDED          ENDED          ENDED         1997 TO
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        1999           1998          1997*           1999           1998          1997+
                                    ------------   ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
 Period...........................    $ 15.88        $ 12.21        $ 10.00        $  6.30         $ 8.07         $ 9.36
                                      -------        -------        -------        -------         ------         ------
  Net Investment Income (Loss)....        .49            .04            .07            .20            .06           (.01)
  Net Realized and Unrealized
   Gains (Losses) on Securities...       3.10           3.63           2.14          (1.15)         (1.83)         (1.28)
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations.....................       3.59           3.67           2.21           (.95)         (1.77)         (1.29)
  Dividends to Shareholders from
   Net Investment Income..........       (.01)           .00            .00            .00            .00            .00
  Distributions (from capital
   gains).........................       (.89)           .00            .00            .00            .00            .00
                                      -------        -------        -------        -------         ------         ------
  Net Increase (Decrease) in Net
   Asset Value....................       2.69           3.67           2.21           (.95)         (1.77)         (1.29)
                                      -------        -------        -------        -------         ------         ------
Net Asset Value -- End of
 Period...........................    $ 18.57        $ 15.88        $ 12.21        $  5.35         $ 6.30         $ 8.07
                                      =======        =======        =======        =======         ======         ======
Total Investment Return...........      23.28%         30.06%                       (15.06)%       (21.93)%
Ratios to Average Net Assets
  Gross Expenses..................       1.55%          3.26%          9.09%**        1.73%          3.76%          9.21%**
  Net Expenses....................       1.55%          3.22%          2.80%**        1.73%          3.59%          2.90%**
  Net Investment Income (Loss)....       2.90%          0.27%          0.91%**        3.34%          0.89%         (0.27)%**
Supplementary Data:
Portfolio Turnover Rate***........          0%             0%           178%             0%             0%             0%
Net Assets, End of Period
 (000's omitted)..................    $92,922        $29,258        $10,448        $32,310         $5,509         $2,879

                                               URSA
                                    ---------------------------
                                      MAY 24,         MAY 7,
                                      1997 TO        1997 TO
                                      JUNE 3,        MAY 21,
                                       1997+          1997+*
                                    ------------   ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
 Period...........................     $ 9.57        $ 10.00
                                       ------        -------
  Net Investment Income (Loss)....        .00           (.04)
  Net Realized and Unrealized
   Gains (Losses) on Securities...        .01           (.33)
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations.....................        .01           (.37)
  Dividends to Shareholders from
   Net Investment Income..........        .00            .00
  Distributions (from capital
   gains).........................        .00            .00
                                       ------        -------
  Net Increase (Decrease) in Net
   Asset Value....................        .01           (.37)
                                       ------        -------
Net Asset Value -- End of
 Period...........................     $ 9.58        $  9.63
                                       ======        =======
Total Investment Return...........
Ratios to Average Net Assets
  Gross Expenses..................      85.10%**       13.62%**
  Net Expenses....................       2.90%**        2.90%**
  Net Investment Income (Loss)....       2.76%**      (10.05)%**
Supplementary Data:
Portfolio Turnover Rate***........          0%             0%
Net Assets, End of Period
 (000's omitted)..................     $   --        $    --

------------

*     COMMENCEMENT OF OPERATIONS: NOVA AND URSA -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
     WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  21
                                                                        --------

FINANCIAL HIGHLIGHTS

                                                       OTC                                    PRECIOUS METALS
                                    ------------------------------------------   ------------------------------------------
                                     YEAR ENDED     YEAR ENDED    PERIOD ENDED    YEAR ENDED     YEAR ENDED    PERIOD ENDED
                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                        1999           1998          1997*           1999           1998          1997*
                                    ------------   ------------   ------------   ------------   ------------   ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
  Period..........................    $  19.57       $  10.65       $ 10.00        $   5.81       $   7.02       $ 10.00
                                      --------       --------       -------        --------       --------       -------
Net Investment Income (Loss)......        (.33)          (.40)         (.09)           (.07)          (.16)         (.11)
  Net Realized and Unrealized
   Gains (Losses) on Securities...       19.88           9.32           .74            (.14)         (1.05)        (2.87)
                                      --------       --------       -------        --------       --------       -------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations.....................       19.55           8.92           .65            (.21)         (1.21)        (2.98)
  Dividends to Shareholders from
   Net Investment Income..........         .00            .00           .00            (.17)           .00           .00
  Distributions (from capital
   gains).........................        (.60)           .00           .00             .00            .00           .00
  Adjustment due to
   Reorganization.................         .00            .00           .00             .00            .00           .00
                                      --------       --------       -------        --------       --------       -------
  Net Increase (Decrease) in Net
   Asset Value....................       18.95           8.92           .65            (.38)         (1.21)        (2.98)
                                      --------       --------       -------        --------       --------       -------
Net Asset Value -- End of
  Period..........................    $  38.52       $  19.57       $ 10.65        $   5.43       $   5.81       $  7.02
                                      ========       ========       =======        ========       ========       =======
Total Investment Return...........      101.32%         83.76%                        (3.58)        (17.24)%
Ratios to Average Net Assets
  Gross Expenses..................        1.55%          2.96%         9.07%**         2.17%          3.39%         9.76%**
  Net Expenses....................        1.55%          2.96%         2.80%**         2.17%          3.23%         2.80%**
  Net Investment Income (Loss)....       (1.24)         (2.67)%       (1.22)%**       (1.39)%        (2.31)%       (2.19)%**
Supplementary Data:
  Portfolio Turnover Rate***......         953%         1,077%          450%          1,239%         1,739%          914%
  Net Assets, End of Period
   (000's omitted)................    $373,458       $ 22,038       $ 2,367        $  6,992       $  2,695       $   518

------------

*     COMMENCEMENT OF OPERATIONS: OTC -- MAY 7, 1997; PRECIOUS METALS --
     MAY 29, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

------
22  PROSPECTUS

FINANCIAL HIGHLIGHTS

                                                                 U.S. GOVERNMENT BOND
                                     ----------------------------------------------------------------------------
                                                                    AUGUST 18,     JULY 29,    JUNE 24,   MAY 29,
                                      YEAR ENDED     YEAR ENDED      1997 TO       1997 TO     1997 TO    1997 TO
                                     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   AUGUST 12,   JULY 14,   JUNE 5,
                                         1999           1998          1997+         1997+       1997+     1997+*
                                     ------------   ------------   ------------   ----------   --------   -------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
  Period...........................     $13.28         $11.82         $10.70        $10.92      $10.44    $10.00
                                        ------         ------         ------        ------      ------    ------
  Net Investment Income............        .41            .24            .15           .02         .10       .00
  Net Realized and Unrealized Gains
   (Losses) on Securities..........      (3.09)          1.28            .97          (.38)        .13       .15
                                        ------         ------         ------        ------      ------    ------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations......................      (2.68)          1.52           1.12          (.36)        .23       .15
  Dividends to Shareholders from
   Net Investment Income...........       (.43)          (.06)           .00           .00         .00       .00
  Distributions (from capital
   gains)..........................        .00            .00            .00           .00         .00       .00
                                        ------         ------         ------        ------      ------    ------
  Net Increase (Decrease) in Net
   Asset Value.....................      (3.11)          1.46           1.12          (.36)        .23       .15
                                        ------         ------         ------        ------      ------    ------
Net Asset Value -- End of Period...     $10.17         $13.28         $11.82        $10.56      $10.67    $10.15
                                        ======         ======         ======        ======      ======    ======
Total Investment Return............     (20.45)%        12.86%
Ratios to Average Net Assets
  Gross Expenses...................       1.52%          2.71%          8.47%**      49.63%**    12.68%**   5.43%**
  Net Expenses.....................       1.52%          2.71%          2.40%**       2.40%**     2.40%**   2.40%**
  Net Investment Income............       3.55%          1.92%          3.49%**       3.80%**     7.94%**   1.86%**
Supplementary Data:
  Portfolio Turnover Rate***.......      1,611%         1,463%           761%            0%          0%        0%
  Net Assets, End of Period
   (000's omitted).................     $1,136         $4,973         $  892        $   --      $   --    $   --

------------

*     COMMENCEMENT OF OPERATIONS: U. S. GOVERNMENT BOND -- MAY 29, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
     WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  23
                                                                        --------

BENCHMARK INFORMATION

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER THE S&P NOR THE NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER THE S&P NOR THE NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100
INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Funds is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.

                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  NOVA FUND
   ---

     4  URSA FUND
   ---

     6  OTC FUND
   ---

     8  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

    11  PURCHASING AND REDEEMING SHARES
   ---

    12  MANAGEMENT OF THE FUNDS
   ---

    13  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    14  FINANCIAL HIGHLIGHTS
   ---

    16  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes three Funds: Nova Fund, Ursa Fund, and OTC Fund (collectively, the "Funds" or the "Benchmark Funds").

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                  RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

    Each Fund has a separate investment objective. In general, each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

    The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-Registered Trademark- (the "S&P 500 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

    Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

    The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

NOVA FUND PERFORMANCE

    The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      NOVA FUND
1999     23.28%
1998     30.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.17% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   NOVA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                    23.28%                 19.53%
  Since Inception (05/07/97)                                       28.83%                 24.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE
    The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.
    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
    Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
    The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE INFORMATION

URSA FUND PERFORMANCE
    The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      URSA FUND
1999    -15.06%
1998    -21.93%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 9.11% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.91% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   URSA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                  -15.06    %              19.53%
  Since Inception of Continuous Operations (06/10/97)(3)         -19.51    %              22.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND MAY 24, 1997 TO JUNE 3, 1997 0.10%.

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE
    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").
    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE
    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      OTC FUND
1999   101.32%
1998    83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND        NASDAQ 100 INDEX (2)
                                                              -----------------------------------------
  Past One Year                                                    101.32%               101.95%
  Since Inception (05/07/97)                                       67.70%                 69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

------
8  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

    Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:


                    FUND                                                BENCHMARK
 NOVA FUND                                     150% OF THE PERFORMANCE OF THE S&P 500
                                               INDEX-REGISTERED TRADEMARK- (SPX)
 URSA FUND                                     INVERSE (OPPOSITE) OF THE PERFORMANCE OF THE S&P 500
                                               INDEX-REGISTERED TRADEMARK- (SPX)
 OTC FUND                                      100% OF THE PERFORMANCE OF THE NASDAQ 100
                                               INDEX-REGISTERED TRADEMARK- (NDX)

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

    In managing the Benchmark Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

    The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Ursa Fund's performance to inversely correlate to the performance of the S&P 500 Index.

RISKS OF INVESTING IN THE FUNDS

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

                                                            PROSPECTUS  9
                                                                        --------

EQUITY RISK -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market

------
10  PROSPECTUS

position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK (URSA FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the

                                                            PROSPECTUS  11
                                                                        --------

price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

INDUSTRY CONCENTRATION RISK -- None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

EARLY CLOSING RISK (OTC FUND) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase

------
12  PROSPECTUS

payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing that amount by the total number of shares owned by shareholders. NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

                                                            PROSPECTUS  13
                                                                        --------

Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
Nova                                                              .75%
Ursa                                                              .90%
OTC                                                               .75%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the Ursa Fund and the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by each of the Funds. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
14  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                    NOVA                                            URSA
                                --------------------------------------------    --------------------------------------------
                                    YEAR            YEAR           PERIOD           YEAR            YEAR          JUNE 10,
                                   ENDED           ENDED           ENDED           ENDED           ENDED          1997 TO
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1999            1998           1997*            1999            1998           1997+
                                ------------    ------------    ------------    ------------    ------------    ------------
Per Share Operating
 Performance:++
Net Asset Value -- Beginning
 of Period..................      $ 15.88         $ 12.21         $ 10.00         $  6.30          $ 8.07          $ 9.36
                                  -------         -------         -------         -------          ------          ------
  Net Investment Income
   (Loss)...................          .49             .04             .07             .20             .06            (.01)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............         3.10            3.63            2.14           (1.15)          (1.83)          (1.28)
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........         3.59            3.67            2.21            (.95)          (1.77)          (1.29)
  Dividends to Shareholders
   from Net Investment
   Income...................         (.01)            .00             .00             .00             .00             .00
  Distributions (from
   capital gains)...........         (.89)            .00             .00             .00             .00             .00
                                  -------         -------         -------         -------          ------          ------
  Net Increase (Decrease) in
   Net Asset Value..........         2.69            3.67            2.21            (.95)          (1.77)          (1.29)
                                  -------         -------         -------         -------          ------          ------
Net Asset Value -- End of
 Period.....................      $ 18.57         $ 15.88         $ 12.21         $  5.35          $ 6.30          $ 8.07
                                  =======         =======         =======         =======          ======          ======
Total Investment Return.....        23.28%          30.06%                         (15.06)%        (21.93)%
Ratios to Average Net Assets
  Gross Expenses............         1.55%           3.26%           9.09%**         1.73%           3.76%           9.21%**
  Net Expenses..............         1.55%           3.22%           2.80%**         1.73%           3.59%           2.90%**
  Net Investment Income
   (Loss)...................         2.90%           0.27%           0.91%**         3.34%           0.89%          (0.27)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................            0%              0%            178%              0%              0%              0%
Net Assets, End of Period
 (000's omitted)............      $92,922         $29,258         $10,448         $32,310          $5,509          $2,879

                                         URSA
                              --------------------------
                                MAY 24,        MAY 7,
                                1997 TO        1997 TO
                                JUNE 3,        MAY 21,
                                 1997+         1997+*
                              -----------    -----------
Per Share Operating
 Performance:++
Net Asset Value -- Beginning
 of Period..................    $ 9.57         $ 10.00
                                ------         -------
  Net Investment Income
   (Loss)...................       .00            (.04)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............       .01            (.33)
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........       .01            (.37)
  Dividends to Shareholders
   from Net Investment
   Income...................       .00             .00
  Distributions (from
   capital gains)...........       .00             .00
                                ------         -------
  Net Increase (Decrease) in
   Net Asset Value..........       .01            (.37)
                                ------         -------
Net Asset Value -- End of
 Period.....................    $ 9.58         $  9.63
                                ======         =======
Total Investment Return.....
Ratios to Average Net Assets
  Gross Expenses............     85.10%**        13.62%**
  Net Expenses..............      2.90%**         2.90%**
  Net Investment Income
   (Loss)...................      2.76%**       (10.05)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................         0%              0%
Net Assets, End of Period
 (000's omitted)............    $   --         $    --

------------

*     COMMENCEMENT OF OPERATIONS: NOVA AND URSA -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
     WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  15
                                                                        --------

FINANCIAL HIGHLIGHTS

                                                       OTC
                                     ----------------------------------------
                                      YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         1999          1998         1997*
                                     ------------  ------------  ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
  Period...........................    $  19.57      $  10.65      $ 10.00
                                       --------      --------      -------
Net Investment Income (Loss).......        (.33)         (.40)        (.09)
  Net Realized and Unrealized Gains
   (Losses) on Securities..........       19.88          9.32          .74
                                       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations......................       19.55          8.92          .65
  Dividends to Shareholders from
   Net Investment Income...........         .00           .00          .00
  Distributions (from capital
   gains)..........................        (.60)          .00          .00
  Adjustment due to
   Reorganization..................         .00           .00          .00
                                       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value.....................       18.95          8.92          .65
                                       --------      --------      -------
Net Asset Value -- End of Period...    $  38.52      $  19.57      $ 10.65
                                       ========      ========      =======
Total Investment Return............      101.32%        83.76%
Ratios to Average Net Assets
  Gross Expenses...................        1.55%         2.96%        9.07%**
  Net Expenses.....................        1.55%         2.96%        2.80%**
  Net Investment Income (Loss).....       (1.24)        (2.67)%      (1.22)%**
Supplementary Data:
  Portfolio Turnover Rate***.......         953%        1,077%         450%
  Net Assets, End of Period
   (000's omitted).................    $373,458      $ 22,038      $ 2,367

------------

*     COMMENCEMENT OF OPERATIONS: OTC -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

-------
  16  PROSPECTUS

BENCHMARK INFORMATION

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER THE S&P NOR THE NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER THE S&P NOR THE NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100
INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Funds is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.

                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  NOVA FUND
   ---

     4  URSA FUND
   ---

     6  OTC FUND
   ---

     8  PRECIOUS METALS FUND
   ---

    10  U.S. GOVERNMENT BOND FUND
   ---

    12  U.S. GOVERNMENT MONEY MARKET FUND
   ---

    14  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

    18  PURCHASING AND REDEEMING SHARES
   ---

    20  MANAGEMENT OF THE FUNDS
   ---

    21  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    22  FINANCIAL HIGHLIGHTS
   ---

    25  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST

                                   NOVA FUND
                                   URSA FUND
                                    OTC FUND
                              PRECIOUS METALS FUND
                           U.S. GOVERNMENT BOND FUND
                       U.S. GOVERNMENT MONEY MARKET FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes six Funds which are grouped into three categories:

    - BENCHMARK FUNDS -- Nova Fund, Ursa Fund, OTC Fund, and U.S. Government Bond Fund
    - SECTOR FUND -- Precious Metals Fund
    - MONEY MARKET FUND -- U.S. Government Money Market Fund

Shares of the Funds are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                  RISK/RETURN INFORMATION COMMON TO THE FUNDS

THE FUNDS' INVESTMENT OBJECTIVES

    Each Fund has a separate investment objective. A general description of the Funds' investment objectives are set forth below:

    - BENCHMARK FUNDS -- Each Benchmark Fund seeks to provide investment results that match the performance of a specific benchmark.

    - SECTOR FUND -- The Precious Metals Fund seeks capital appreciation by investing in companies which operate in the precious metals sector. THE INVESTMENT OBJECTIVE OF THE PRECIOUS METALS FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

    - MONEY MARKET FUND -- The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity.

RISKS OF INVESTING IN THE FUNDS

The value of the Funds may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

------
2  PROSPECTUS

                         FUND INFORMATION -- NOVA FUND

FUND OBJECTIVE

    The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500 Index-Registered Trademark- (the "S&P 500 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 150% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 150% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 7.5% on that day).

PORTFOLIO INVESTMENT STRATEGY

    Unlike a traditional index fund, as its primary investment strategy, the Fund invests to a significant extent in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS

    The Nova Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

NOVA FUND PERFORMANCE

    The bar chart and table below show the performance of the Nova Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      NOVA FUND
1999     23.28%
1998     30.06%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 31.57% (QUARTER ENDED DEC. 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.17% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   NOVA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                    23.28%                 19.53%
  Since Inception (05/07/97)                                       28.83%                 24.85%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.

------
4  PROSPECTUS

                         FUND INFORMATION -- URSA FUND

FUND OBJECTIVE
    The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500 Index.
    If the Fund meets its objective, the value of the Fund's shares will tend to increase during times when the value of the S&P 500 Index is decreasing. When the value of the S&P 500 Index is increasing, however, the value of the Fund's shares should decrease on a daily basis by an inversely proportionate amount (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 5% on that day).

PORTFOLIO INVESTMENT STRATEGY
    Unlike a traditional index fund, the Fund's benchmark is to perform exactly opposite the S&P 500 Index, and the Fund will not own the securities included in the Index. Instead, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements and sell securities short.

RISK CONSIDERATIONS
    The Ursa Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate drastically from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  5
                                                                        --------

FUND PERFORMANCE INFORMATION

URSA FUND PERFORMANCE
    The bar chart and table below show the performance of the Ursa Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      URSA FUND
1999    -15.06%
1998    -21.93%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 9.11% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -16.91% (QUARTER ENDED DEC. 31, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                   URSA FUND        S&P 500 INDEX(2)
                                                              --------------------------------------
  Past One Year                                                  -15.06    %              19.53%
  Since Inception of Continuous Operations (06/10/97)(3)         -19.51    %              22.99%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND MAY 24, 1997 TO JUNE 3, 1997 0.10%.

------
6  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE
    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").
    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS
    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:
    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.
    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  7
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE
    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      OTC FUND
1999   101.32%
1998    83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND         NASDAQ 100 INDEX(2)
                                                              -----------------------------------------
  Past One Year                                                    101.32%               101.95%
  Since Inception (05/07/97)                                       67.70%                 69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

------
8  PROSPECTUS

                    FUND INFORMATION -- PRECIOUS METALS FUND

FUND OBJECTIVE

    The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services ("Precious Metals Companies").

PORTFOLIO INVESTMENT STRATEGY

    The Fund invests substantially all of its assets in equity securities of Precious Metals Companies that are traded in the United States and foreign countries. Precious metals include gold, silver, platinum and other precious metals. Precious Metals Companies include precious metal manufacturers; distributors of precious metal products, such as jewelry, metal foil or bullion; mining and geological exploration companies; and companies which provide services to Precious Metals Companies. The Fund may also engage in futures and options transactions, purchase ADRs and U.S. Government securities, and enter into repurchase agreements.

RISK CONSIDERATIONS

    The Precious Metals Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's equity securities and any futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - PRECIOUS METALS CONCENTRATION RISK -- The risk that the relatively few securities of issuers in the precious metals sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/ or increased competition affecting that industry, as well as to the volatility of global prices for precious metals. The prices of precious metals may fluctuate widely due to changes in inflation or inflation expectations, currency fluctuations, speculation, worldwide demand and political developments in precious metals producing countries.

    - FOREIGN INVESTING RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could effect investment in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                                                            PROSPECTUS  9
                                                                        --------

FUND PERFORMANCE INFORMATION

PRECIOUS METALS FUND PERFORMANCE

    The bar chart and table below show the performance of the Precious Metals Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future. Prior to October 1, 1999, the Precious Metals Fund's objective was to provide investment results that corresponded to a benchmark for precious metals-related securities.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PRECIOUS METALS FUND
1999                -3.58%
1998               -17.24%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 13.22% (QUARTER ENDED SEPT. 30, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -13.80% (QUARTER ENDED DEC. 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                        PRECIOUS METALS FUND   S&P 500 INDEX(2)   XAU INDEX(3)
                                                        ------------------------------------------------------
  Past One Year                                                 -3.58%                19.53%           4.62%
  Since Inception (05/29/97)                                   -20.04%                23.84%         -15.82%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF GENERAL STOCK MARKET PERFORMANCE.
(3) THE XAU INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF PRECIOUS METALS SECTOR PERFORMANCE.

------
10  PROSPECTUS

                 FUND INFORMATION -- U.S. GOVERNMENT BOND FUND

FUND OBJECTIVE
    The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.
    If the Fund meets its objective, the value of the Fund's shares should increase on a daily basis by 120% of any price increase by the Long Treasury Bond. In contrast, when the price of the Long Treasury Bond declines, the value of the Fund's shares should decline on a daily basis by 120% of any price decline of the Long Treasury Bond.

PORTFOLIO INVESTMENT STRATEGY
    The Fund invests principally in U.S. Government securities and in leveraged instruments, such as certain futures and options contracts. Some of the Fund's U.S. Government securities, or cash equivalents, will be used to collateralize these futures and options. Futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in its benchmark. In addition, the Fund may enter into transactions involving zero coupon U.S. Treasury bonds and repurchase agreements.

RISK CONSIDERATIONS
    The U.S. Government Bond Fund is subject to a number of risks that will affect the value of its shares, including:
    - FIXED INCOME RISK -- The Fund's fixed income investments will change in value in response to interest rate changes and other factors. In addition, the value of securities with longer maturities will fluctuate more in response to interest rate changes.
    - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  11
                                                                        --------

FUND PERFORMANCE INFORMATION

U.S. GOVERNMENT BOND FUND PERFORMANCE

    The bar chart and table below show the performance of the U.S. Government Bond Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      U.S. GOVERNMENT BOND FUND
1999                    -20.45%
1998                     12.86%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 10.08% (QUARTER ENDED SEPT. 30, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.62% (QUARTER ENDED MARCH 31, 1999).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                    U.S. GOVERNMENT BOND FUND   LEHMAN LONG TREASURY INDEX(2)
                                                    ---------------------------------------------------------
  Past One Year                                              -20.45%                                   -8.70%
  Since Inception of Continuous Operations
  (08/18/97)(3)                                               -0.53%                                    5.14%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE LEHMAN LONG TREASURY INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF U.S. GOVERNMENT BOND PERFORMANCE.
(3) THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997 1.50%; JUNE 24, 1997 TO JULY 14, 1997 2.20%; AND JULY 29, 1997 TO
    AUGUST 12, 1997 -3.30%.

------
12  PROSPECTUS

             FUND INFORMATION -- U.S. GOVERNMENT MONEY MARKET FUND

FUND OBJECTIVE

    The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity.

PORTFOLIO INVESTMENT STRATEGY
    The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. The Fund operates under SEC rules, which impose certain liquidity, maturity and diversification requirements. All securities purchased by the Fund must have remaining maturities of 397 days or less, and must be found by the Advisor to represent minimal credit risk and be of eligible quality.

RISK CONSIDERATIONS
    The U.S. Government Money Market Fund is subject to the following risks that will potentially affect the value of its shares:
    - INTEREST RATE RISK -- Interest Rate Risk involves the potential for decline in the rate of dividends the Fund pays in the event of declining interest rates.
    - STABLE PRICE PER SHARE RISK -- The Fund's assets are valued using the amortized cost method, which enables the Fund to maintain a stable price of $1.00 per share. ALTHOUGH THE FUND IS MANAGED TO MAINTAIN A STABLE PRICE PER SHARE OF $1.00, THERE IS NO GUARANTEE THAT THE PRICE WILL BE CONSTANTLY MAINTAINED, AND IT IS POSSIBLE TO LOSE MONEY.

                                                            PROSPECTUS  13
                                                                        --------

FUND PERFORMANCE INFORMATION

U.S. GOVERNMENT MONEY MARKET FUND PERFORMANCE
    The bar chart and table below show the performance of the U.S. Government Money Market Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      U.S. GOVERNMENT MONEY MARKET FUND
1999                              3.92%
1998                              2.22%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 1.09% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.64% (QUARTERS ENDED MARCH 31, 1998 AND JUNE 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                               U.S. GOVERNMENT
                                                              MONEY MARKET FUND
                                                                     ----
  Past One Year                                                      3.92%
  Since Inception (05/07/97)                                         3.41%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

YIELD - As of December 31, 1999, the current yield of the Fund was 4.16%.

------
14  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE BENCHMARK FUNDS' INVESTMENT OBJECTIVES

    Each Benchmark Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:


                    FUND                                                BENCHMARK
 Nova Fund                                     150% of the performance of the S&P 500
                                               Index-Registered Trademark- (SPX)
 Ursa Fund                                     Inverse (opposite) of the performance of the S&P 500
                                               Index-Registered Trademark- (SPX)
 OTC Fund                                      100% of the performance of the NASDAQ 100
                                               Index-Registered Trademark- (NDX)
 U.S. Government Bond Fund                     120% of the price movement of the Long Treasury Bond

A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 INDEX. The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

THE LONG TREASURY BOND. The Long Treasury Bond is the current U.S. Treasury bond with the longest maturity. Currently, the longest maturity of a U.S. Treasury bond is 30 years.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

BENCHMARK FUNDS. In managing the Benchmark Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

The Advisor may pursue the Funds' investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Ursa Fund's performance to inversely correlate to the performance of the S&P 500 Index.

                                                            PROSPECTUS  15
                                                                        --------

SECTOR FUND. In managing the Precious Metals Fund, the Advisor's investment team employs a quantitative model that considers a number of factors. To develop a liquid portfolio of stocks that adequately represents the precious metals market sector, the Advisor applies filters to the broad universe of stocks of issuers that are "principally engaged" in business activities in that industry sector. Specifically, the Advisor's investment process screens stocks primarily based on liquidity, market capitalization, and correlation relative to the entire industry sector. The Advisor also may consider other factors.

The Advisor monitors the Precious Metals Fund's portfolio on an ongoing basis, and adds or deletes stocks from the portfolio as needed.

After constructing a portfolio for the Precious Metals Fund, the Advisor may utilize futures contracts and options to leverage the Fund's exposure to the relevant business sector. The use of leverage will result in the Fund being exposed to its relevant business sector with more than 100% of its total assets.

Each business sector typically consists of numerous industries. For purposes of the Advisor's investment methodology and the policies for the Fund, a company is considered to be "principally engaged" in a designated business activity in a particular economic sector if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. If a question exists as to whether a company meets these standards, the Advisor will determine whether the company's primary business is within the business sector designated for investment by the Fund.

RISKS OF INVESTING IN THE FUNDS

    As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK (NOVA, URSA, OTC, AND PRECIOUS METALS FUNDS) -- The Funds may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

------
16  PROSPECTUS

NON-DIVERSIFICATION RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

FIXED INCOME RISK (U.S. GOVERNMENT BOND FUND) -- The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

TRACKING ERROR RISK (BENCHMARK FUNDS) -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET) -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, a Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET FUND) -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related

                                                            PROSPECTUS  17
                                                                        --------

purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover their position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover their position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:

    - A Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.

    - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK (URSA FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price

------
18  PROSPECTUS

between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

PORTFOLIO TURNOVER RATE RISK (ALL FUNDS EXCEPT U.S. GOVERNMENT MONEY MARKET
FUND) -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of a Fund, which will cause that Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in a Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

INDUSTRY CONCENTRATION RISK (PRECIOUS METALS FUND) -- None of the Benchmark Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying a Fund's benchmark is concentrated in a particular industry, a Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The Precious Metals Fund invests in the securities of a limited number of issuers conducting business in the precious metals industry and therefore is concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that a Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

EARLY CLOSING RISK (OTC AND PRECIOUS METALS FUNDS) -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

FOREIGN INVESTING RISK (PRECIOUS METALS FUND) -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments could affect investments in foreign countries. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to U.S. domestic companies.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance

                                                            PROSPECTUS  19
                                                                        --------

of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of each Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to each Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, a Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing that amount by the total number of shares owned by shareholders. For most Funds, the NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). The NAV of the U.S. Government Bond Fund is determined each Business Day as of the close of normal trading on the CBOT (normally 3:00 P.M., Eastern Time). If the exchange or market where a Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Funds' SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

------
20  PROSPECTUS

                            MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for each Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
Nova                                                              .75%
Ursa                                                              .90%
OTC                                                               .75%
Precious Metals                                                   .75%
U.S. Government Bond                                              .50%
U.S. Government Money Market                                      .50%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the Ursa Fund and the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

    The portfolio manager of the Nova Fund is Thomas Michael, who joined the Advisor as a portfolio manager in March 1994. From 1992 to February 1994, Mr. Michael was a financial markets analyst at Cedar Street Investment Management Co., of Chicago, Illinois, an institutional consulting

                                                            PROSPECTUS  21
                                                                        --------

firm specializing in developing hedging and speculative strategies in stock index futures contracts and U.S. Treasury bond futures contracts.

    The Precious Metals Fund is managed by a team and no one person is responsible for making investment decisions for the Fund.

    The portfolio manager of the U.S. Government Bond Fund is Anne H. Ruff, who joined the Advisor as a portfolio manager in August 1996. From 1989 to 1995, Ms. Ruff worked as a portfolio manager for United Services Life Insurance Company in Arlington, Virginia, where she managed $2.5 billion in fixed-income portfolios.

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by each of the Funds, except the U.S. Government Money Market and the U.S. Government Bond Funds, which declare and pay dividends daily to the insurance company. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.

TAXES

    Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Funds intend to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
22  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Funds' financial performance for the period of each Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                    NOVA                                            URSA
                                --------------------------------------------    --------------------------------------------
                                    YEAR            YEAR           PERIOD           YEAR            YEAR          JUNE 10,
                                   ENDED           ENDED           ENDED           ENDED           ENDED          1997 TO
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1999            1998           1997*            1999            1998           1997+
                                ------------    ------------    ------------    ------------    ------------    ------------
Per Share Operating
 Performance:++
Net Asset Value -- Beginning
 of Period..................      $ 15.88         $ 12.21         $ 10.00         $  6.30          $ 8.07          $ 9.36
                                  -------         -------         -------         -------          ------          ------
  Net Investment Income
   (Loss)...................          .49             .04             .07             .20             .06            (.01)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............         3.10            3.63            2.14           (1.15)          (1.83)          (1.28)
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........         3.59            3.67            2.21            (.95)          (1.77)          (1.29)
  Dividends to Shareholders
   from Net Investment
   Income...................         (.01)            .00             .00             .00             .00             .00
  Distributions (from
   capital gains)...........         (.89)            .00             .00             .00             .00             .00
                                  -------         -------         -------         -------          ------          ------
  Net Increase (Decrease) in
   Net Asset Value..........         2.69            3.67            2.21            (.95)          (1.77)          (1.29)
                                  -------         -------         -------         -------          ------          ------
Net Asset Value -- End of
 Period.....................      $ 18.57         $ 15.88         $ 12.21         $  5.35          $ 6.30          $ 8.07
                                  =======         =======         =======         =======          ======          ======
Total Investment Return.....        23.28%          30.06%                         (15.06)%        (21.93)%
Ratios to Average Net Assets
  Gross Expenses............         1.55%           3.26%           9.09%**         1.73%           3.76%           9.21%**
  Net Expenses..............         1.55%           3.22%           2.80%**         1.73%           3.59%           2.90%**
  Net Investment Income
   (Loss)...................         2.90%           0.27%           0.91%**         3.34%           0.89%          (0.27)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................            0%              0%            178%              0%              0%              0%
Net Assets, End of Period
 (000's omitted)............      $92,922         $29,258         $10,448         $32,310          $5,509          $2,879

                                         URSA
                              --------------------------
                                MAY 24,        MAY 7,
                                1997 TO        1997 TO
                                JUNE 3,        MAY 21,
                                 1997+         1997+*
                              -----------    -----------
Per Share Operating
 Performance:++
Net Asset Value -- Beginning
 of Period..................    $ 9.57         $ 10.00
                                ------         -------
  Net Investment Income
   (Loss)...................       .00            (.04)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............       .01            (.33)
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........       .01            (.37)
  Dividends to Shareholders
   from Net Investment
   Income...................       .00             .00
  Distributions (from
   capital gains)...........       .00             .00
                                ------         -------
  Net Increase (Decrease) in
   Net Asset Value..........       .01            (.37)
                                ------         -------
Net Asset Value -- End of
 Period.....................    $ 9.58         $  9.63
                                ======         =======
Total Investment Return.....
Ratios to Average Net Assets
  Gross Expenses............     85.10%**        13.62%**
  Net Expenses..............      2.90%**         2.90%**
  Net Investment Income
   (Loss)...................      2.76%**       (10.05)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................         0%              0%
Net Assets, End of Period
 (000's omitted)............    $   --         $    --

------------

*     COMMENCEMENT OF OPERATIONS: NOVA AND URSA -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
     WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  23
                                                                        --------

FINANCIAL HIGHLIGHTS

                                                 U.S. GOVERNMENT
                                                   MONEY MARKET                                  OTC
                                     ----------------------------------------  ----------------------------------------
                                      YEAR ENDED    YEAR ENDED   PERIOD ENDED   YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         1999          1998         1997*          1999          1998         1997*
                                     ------------  ------------  ------------  ------------  ------------  ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
  Period...........................    $  1.00       $ 10.32       $ 10.00       $  19.57      $  10.65      $ 10.00
                                       -------       -------       -------       --------      --------      -------
Net Investment Income (Loss).......        .04           .08           .31           (.33)         (.40)        (.09)
  Net Realized and Unrealized Gains
   (Losses) on Securities..........        .00           .00           .01          19.88          9.32          .74
                                       -------       -------       -------       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations......................        .04           .08           .32          19.55          8.92          .65
  Dividends to Shareholders from
   Net Investment Income...........       (.04)         (.01)          .00            .00           .00          .00
  Distributions (from capital
   gains)..........................        .00           .00           .00           (.60)          .00          .00
  Adjustment due to
   Reorganization..................        .00         (9.39)          .00            .00           .00          .00
                                       -------       -------       -------       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value.....................         --         (9.32)          .32          18.95          8.92          .65
                                       -------       -------       -------       --------      --------      -------
Net Asset Value -- End of Period...    $  1.00       $  1.00       $ 10.32       $  38.52      $  19.57      $ 10.65
                                       =======       =======       =======       ========      ========      =======
Total Investment Return............       3.92%         2.22%                      101.32%        83.76%
Ratios to Average Net Assets
  Gross Expenses...................       1.39%         2.99%         6.82%**        1.55%         2.96%        9.07%**
  Net Expenses.....................       1.39%         2.67%         2.20%**        1.55%         2.96%        2.80%**
  Net Investment Income (Loss).....       3.64%         2.61%         3.34%**       (1.24)        (2.67)%      (1.22)%**
Supplementary Data:
  Portfolio Turnover Rate***.......          0%            0%            0%           953%        1,077%         450%
  Net Assets, End of Period
   (000's omitted).................    $99,396       $40,971       $17,903       $373,458      $ 22,038      $ 2,367


                                                 PRECIOUS METALS
                                     ----------------------------------------
                                      YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                         1999          1998         1997*
                                     ------------  ------------  ------------
Per Share Operating Performance:++
Net Asset Value -- Beginning of
  Period...........................    $   5.81      $   7.02      $ 10.00
                                       --------      --------      -------
Net Investment Income (Loss).......        (.07)         (.16)        (.11)
  Net Realized and Unrealized Gains
   (Losses) on Securities..........        (.14)        (1.05)       (2.87)
                                       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value Resulting from
   Operations......................        (.21)        (1.21)       (2.98)
  Dividends to Shareholders from
   Net Investment Income...........        (.17)          .00          .00
  Distributions (from capital
   gains)..........................         .00           .00          .00
  Adjustment due to
   Reorganization..................         .00           .00          .00
                                       --------      --------      -------
  Net Increase (Decrease) in Net
   Asset Value.....................        (.38)        (1.21)       (2.98)
                                       --------      --------      -------
Net Asset Value -- End of Period...    $   5.43      $   5.81      $  7.02
                                       ========      ========      =======
Total Investment Return............       (3.58)       (17.24)%
Ratios to Average Net Assets
  Gross Expenses...................        2.17%         3.39%        9.76%**
  Net Expenses.....................        2.17%         3.23%        2.80%**
  Net Investment Income (Loss).....       (1.39)%       (2.31)%      (2.19)%**
Supplementary Data:
  Portfolio Turnover Rate***.......       1,239%        1,739%         914%
  Net Assets, End of Period
   (000's omitted).................    $  6,992      $  2,695      $   518

------------

* COMMENCEMENT OF OPERATIONS: U.S. GOVERNMENT MONEY MARKET AND OTC -- MAY 7, 1997; PRECIOUS METALS -- MAY 29, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

------
24  PROSPECTUS

FINANCIAL HIGHLIGHTS

                                                                              U.S. GOVERNMENT BOND
                                                ---------------------------------------------------------------------------------
                                                                                 AUGUST 18,      JULY 29,     JUNE 24,    MAY 29,
                                                 YEAR ENDED      YEAR ENDED       1997 TO        1997 TO      1997 TO     1997 TO
                                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    AUGUST 12,    JULY 14,    JUNE 5,
                                                    1999            1998           1997+          1997+        1997+      1997+*
                                                ------------    ------------    ------------    ----------    --------    -------
Per Share Operating Performance:++
Net Asset Value -- Beginning of Period......      $ 13.28         $ 11.82          $10.70         $10.92       $10.44     $10.00
                                                  -------         -------          ------         ------       ------     ------
  Net Investment Income.....................          .41             .24             .15            .02          .10        .00
  Net Realized and Unrealized Gains (Losses)
   on Securities............................        (3.09)           1.28             .97           (.38)         .13        .15
                                                  -------         -------          ------         ------       ------     ------
  Net Increase (Decrease) in Net Asset Value
   Resulting from Operations................        (2.68)           1.52            1.12           (.36)         .23        .15
  Dividends to Shareholders from Net
   Investment Income........................         (.43)           (.06)            .00            .00          .00        .00
  Distributions (from capital gains)........          .00             .00             .00            .00          .00        .00
                                                  -------         -------          ------         ------       ------     ------
  Net Increase (Decrease) in Net Asset
   Value....................................        (3.11)           1.46            1.12           (.36)         .23        .15
                                                  -------         -------          ------         ------       ------     ------
Net Asset Value -- End of Period............      $ 10.17         $ 13.28          $11.82         $10.56       $10.67     $10.15
                                                  =======         =======          ======         ======       ======     ======
Total Investment Return.....................       (20.45)%         12.86%
Ratios to Average Net Assets
  Gross Expenses............................         1.52%           2.71%           8.47%**       49.63%**     12.68%**    5.43%**
  Net Expenses..............................         1.52%           2.71%           2.40%**        2.40%**      2.40%**    2.40%**
  Net Investment Income.....................         3.55%           1.92%           3.49%**        3.80%**      7.94%**    1.86%**
Supplementary Data:
  Portfolio Turnover Rate***................        1,611%          1,463%            761%             0%           0%         0%
  Net Assets, End of Period
   (000's omitted)..........................      $ 1,136         $ 4,973          $  892         $   --       $   --     $   --

------------

*     COMMENCEMENT OF OPERATIONS: U. S. GOVERNMENT BOND -- MAY 29, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS
     WITH ZERO NET ASSETS. FINANCIAL HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS GREATER THAN ZERO.

++    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  25
                                                                        --------

BENCHMARK INFORMATION

NEITHER THE NOVA FUND NOR THE URSA FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

NEITHER THE S&P NOR THE NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.

NEITHER THE S&P NOR THE NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX-Registered Trademark- AND THE NASDAQ 100
INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

NEITHER THE S&P NOR THE NASDAQ MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX-Registered Trademark-, THE NASDAQ 100 INDEX-Registered Trademark-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

Additional information about the Funds is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Funds is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.

                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  OTC FUND
   ---

     4  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

     7  PURCHASING AND REDEEMING SHARES
   ---

     8  MANAGEMENT OF THE FUND
   ---

     9  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    10  FINANCIAL HIGHLIGHTS
   ---

    11  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST
                                    OTC FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes the OTC Fund (the "Fund").

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                                  INTRODUCTION

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

------
2  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY

    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE

    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      OTC FUND
1999   101.32%
1998    83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND         NASDAQ 100 INDEX(2)
                                                              -----------------------------------------
  Past One Year                                                    101.32%               101.95%
  Since Inception (05/07/97)                                       67.70%                 69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

------
4  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUND'S INVESTMENT OBJECTIVE

    The Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by the Fund is set forth below:


                    FUND                                                BENCHMARK
 OTC Fund                                      100% of the performance of the NASDAQ 100
                                               Index-Registered Trademark- (NDX)

A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUND

    In managing the Fund, the Advisor uses a "passive" investment strategy to manage the Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of the Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure the Fund to obtain the highest correlation to its benchmark. The Advisor does not engage in temporary defensive investing, keeping the Fund's assets fully invested in all market environments. The Advisor monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

    The Advisor may pursue the Fund's investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices.

RISKS OF INVESTING IN THE FUND

    As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities

                                                            PROSPECTUS  5
                                                                        --------

and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK -- Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Fund does not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Fund's returns to deviate from its benchmark on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK -- The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK -- The Fund will invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified

------
6  PROSPECTUS

    exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

    - The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of the Fund, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

INDUSTRY CONCENTRATION RISK -- The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that the Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

                                                            PROSPECTUS  7
                                                                        --------

EARLY CLOSING RISK -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing that amount by the total number of shares owned by shareholders. NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the

------
8  PROSPECTUS

exchange or market where the Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                             MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Fund. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for the Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
OTC                                                               .75%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

                                                            PROSPECTUS  9
                                                                        --------

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by the Fund. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

    The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Fund intends to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
10  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                    OTC
                                --------------------------------------------
                                 YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                    1999            1998           1997*
                                ------------    ------------    ------------
Per Share Operating
 Performance:+
Net Asset Value -- Beginning
 of Period..................      $  19.57        $ 10.65          $10.00
                                  --------        -------          ------
  Net Investment Income
   (Loss)...................          (.33)          (.40)           (.09)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............         19.88           9.32             .74
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........         19.55           8.92             .65
  Dividends to Shareholders
   from Net Investment
   Income...................           .00            .00             .00
  Distributions (from
   capital gains)...........          (.60)           .00             .00
  Adjustment due to
   Reorganization...........           .00            .00             .00
                                  --------        -------          ------
Net Asset Value -- End of
 Period.....................         18.95           8.92             .65
                                  --------        -------          ------
  Net Increase (Decrease) in
   Net Asset Value..........      $  38.52        $ 19.57          $10.65
                                  ========        =======          ======
Total Investment Return.....        101.32%         83.76%
Ratios to Average Net Assets
  Gross Expenses............          1.55%          2.96%           9.07%**
  Net Expenses..............          1.55%          2.96%           2.80%**
  Net Investment Income
   (Loss)...................         (1.24)         (2.67)%         (1.22)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................           953%         1,077%            450%
Net Assets, End of Period
 (000's omitted)............      $373,458        $22,038          $2,367

------------

*     COMMENCEMENT OF OPERATIONS: OTC -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  11
                                                                        --------

BENCHMARK INFORMATION

THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

THE NASDAQ DOES NOT MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE NASDAQ 100 INDEX-Registered Trademark- TO TRACK GENERAL STOCK MARKET PERFORMANCE.

THE NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

THE NASDAQ DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

THE NASDAQ DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

 Additional information about the Fund is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Fund. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Fund is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.

                                   PROSPECTUS

     1  INTRODUCTION
   ---

     2  OTC FUND
   ---

     4  MORE INFORMATION ABOUT FUND INVESTMENTS
   ---    AND RISK

     7  PURCHASING AND REDEEMING SHARES
   ---

     8  MANAGEMENT OF THE FUND
   ---

     9  DIVIDENDS, DISTRIBUTIONS, AND TAXES
   ---

    10  FINANCIAL HIGHLIGHTS
   ---

    11  BENCHMARK INFORMATION
   ---

    BC  ADDITIONAL INFORMATION
   ---

MAY 1, 2000

                              RYDEX VARIABLE TRUST

                                    OTC FUND

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           800-820-0888  301-468-8520
                               WWW.RYDEXFUNDS.COM

Rydex Variable Trust (the "Trust") is a mutual fund complex with thirty separate investment portfolios (the "Rydex Variable Funds"). This prospectus describes the OTC Fund (the "Fund").

Shares of the Fund are available exclusively for variable annuity and variable life insurance products. Variable life and variable annuity account investors should also review the separate account prospectus prepared by their insurance company.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                            PROSPECTUS  1
                                                                        --------

                                  INTRODUCTION

RISKS OF INVESTING IN THE FUND

The value of the Fund may fluctuate. In addition, Fund shares:

    - MAY DECLINE IN VALUE, AND YOU MAY LOSE MONEY

    - ARE NOT FEDERALLY INSURED

    - ARE NOT GUARANTEED BY ANY GOVERNMENT AGENCY

    - ARE NOT BANK DEPOSITS

    - ARE NOT GUARANTEED TO ACHIEVE THEIR OBJECTIVES

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2  PROSPECTUS

                          FUND INFORMATION -- OTC FUND

FUND OBJECTIVE

    The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index-Registered Trademark- (the "NASDAQ 100 Index").

    If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of the increase in value of the NASDAQ 100 Index. However, when the value of the NASDAQ 100 Index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of the decrease in value of the Index.

PORTFOLIO INVESTMENT STRATEGY

    The Fund invests principally in securities of companies included in the NASDAQ 100 Index. It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions. The Fund may also purchase U.S. Government securities and enter into repurchase agreements.

RISK CONSIDERATIONS

    The OTC Fund is subject to a number of risks that will affect the value of its shares, including:

    - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's securities and futures and options contracts may fluctuate drastically from day to day. This volatility may cause the value of your investment in the Fund to decrease.

    - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match the performance of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

                                                            PROSPECTUS  3
                                                                        --------

FUND PERFORMANCE INFORMATION

OTC FUND PERFORMANCE

    The bar chart and table below show the performance of the OTC Fund both year-by-year and as an average over different periods of time. For investment activity prior to November 1998, the Fund's performance reflected insurance related charges that had the effect of reducing returns. The variability of performance over time provides an indication of the risks of investing in the Fund. Of course, this past performance does not necessarily indicate how the Fund will perform in the future.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      OTC FUND
1999   101.32%
1998    83.76%

DURING THE PERIOD SHOWN IN THE BAR CHART, THE HIGHEST RETURN FOR A QUARTER WAS 53.10% (QUARTER ENDED DEC. 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS 0.77% (QUARTER ENDED SEPT. 30, 1998).

AVERAGE ANNUAL TOTAL RETURN (FOR PERIODS ENDING DECEMBER 31, 1999)(1)
                                                                  OTC FUND         NASDAQ 100 INDEX(2)
                                                              -----------------------------------------
  Past One Year                                                    101.32%               101.95%
  Since Inception (05/07/97)                                       67.70%                 69.89%

(1) THESE FIGURES ASSUME THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
(2) THE NASDAQ 100 INDEX IS AN UNMANAGED INDEX THAT IS A WIDELY RECOGNIZED INDICATOR OF OTC MARKET PERFORMANCE.

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4  PROSPECTUS

                MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUND'S INVESTMENT OBJECTIVE

    The Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by the Fund is set forth below:


                    FUND                                                BENCHMARK
 OTC FUND                                      100% OF THE PERFORMANCE OF THE NASDAQ 100
                                               INDEX-REGISTERED TRADEMARK- (NDX)

A BRIEF GUIDE TO THE BENCHMARK.

THE NASDAQ 100 INDEX. The NASDAQ 100 Index is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUND

    In managing the Fund, the Advisor uses a "passive" investment strategy to manage the Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of the Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure the Fund to obtain the highest correlation to its benchmark. The Advisor does not engage in temporary defensive investing, keeping the Fund's assets fully invested in all market environments. The Advisor monitors the Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.

    The Advisor may pursue the Fund's investment objectives by utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices.

RISKS OF INVESTING IN THE FUND

    As indicated below, the Fund is subject to a number of risks that may affect the value of Fund shares.

EQUITY RISK -- The Fund may invest in public and privately issued equity securities, including common and preferred stocks, warrants, and rights, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities

                                                            PROSPECTUS  5
                                                                        --------

and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

NON-DIVERSIFICATION RISK -- Since the Fund is non-diversified, it may invest in the securities of a limited number of issuers. To the extent that the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.

TRACKING ERROR RISK -- While the Fund does not expect returns to deviate significantly from their respective benchmarks on a daily basis, certain factors may affect their ability to achieve close correlation. These factors may include Fund expenses, imperfect correlation between the Fund's investments and those of its benchmark, rounding of share prices, changes to the benchmark, regulatory policies, and leverage. The cumulative effect of these factors may over time cause the Fund's returns to deviate from its benchmark on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.

TRADING HALT RISK -- The Fund typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, the Fund also may be required to use a "fair-value" method to price its outstanding contracts.

FUTURES AND OPTIONS RISK -- The Fund will invest a percentage of its assets in futures and options contracts. The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:

    FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified

------
6  PROSPECTUS

    exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

    OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

The risks associated with the Fund's use of futures and options contracts include:

    - The Fund may experience losses over certain ranges in the market that exceed losses experienced by a fund that does not use futures contracts and options.

    - There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

    - Although the Fund will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures contracts at a time which is advantageous.

    - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

    - Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

PORTFOLIO TURNOVER RATE RISK -- The Trust anticipates that investors that are part of a tactical asset-allocation strategy will frequently redeem or exchange shares of the Fund, which will cause the Fund to experience high portfolio turnover. A higher portfolio turnover rate may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.

INDUSTRY CONCENTRATION RISK -- The Fund will not invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent the index underlying the Fund's benchmark is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. Currently, the index underlying the OTC Fund's benchmark -- the NASDAQ 100 Index -- is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting

                                                            PROSPECTUS  7
                                                                        --------

business in the same industry is that the Fund will be more susceptible to the risks that are associated with those issuers (or that industry) than a fund that does not concentrate its investments.

EARLY CLOSING RISK -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in the Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when the Fund needs to execute a high volume of securities trades late in a trading day, the Fund might incur substantial trading losses.

                        PURCHASING AND REDEEMING SHARES

    Shares are offered continuously, and may be purchased on any day that the NYSE is open for business (a "Business Day"). On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Securities and Exchange Commission ("SEC"), the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

    Shares of the Fund can be purchased only by insurance companies for their separate accounts to fund variable life insurance and variable annuity contracts. All orders for the purchase of shares are subject to acceptance or rejection by the Trust. An insurance company purchases and redeems shares of the Fund based on, among other things, the amount of net Contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments, at the Fund's net asset value per share calculated as of that same day.

    All redemption requests will be processed and payment with respect thereto will be made within seven days after tender. With respect to the Fund, and as permitted by the SEC, the right of redemption may be suspended, or the date of payment postponed: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists so that disposal of Fund investments or the determination of net asset value per share ("NAV") is not reasonably practicable; or (3) for such other periods as the SEC, by order, may permit for protection of fund investors. In cases where NASDAQ, the CME, Chicago Board Options Exchange ("CBOE") or the CBOT, as appropriate, is closed or trading is restricted, the Fund may ask the SEC to permit the right of redemption to be suspended.

NET ASSET VALUE

    The price per share (the offering price) will be the NAV next determined after your purchase order is received by the Trust. You may also redeem all or any portion of your Fund shares at the

------
8  PROSPECTUS

next determined NAV after the Trust receives your redemption request. NAV is calculated by (1) taking the current market value of a Fund's total assets,
(2) subtracting the liabilities, and (3) dividing that amount by the total number of shares owned by shareholders. NAV is calculated once each Business Day after the close of the NYSE (currently, 4:00 p.m., Eastern Time). If the exchange or market where the Fund's securities or other investments are primarily traded closes early, the NAV may be calculated earlier in accordance with the policies set forth in the Fund's SAI.

    TO RECEIVE THE CURRENT BUSINESS DAY'S NAV, VARIABLE LIFE AND VARIABLE ANNUITY ACCOUNT INVESTORS SHOULD CONSULT THEIR SEPARATE ACCOUNT PROSPECTUS.

                             MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

    Rydex Global Advisors (the "Advisor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment advisor and manager of the Fund. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.

    The Advisor makes investment decisions for the assets of the Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Fund paid the Advisor a fee at an annualized rate for the fiscal year ended December 31, 1999, based on the average daily net assets for the Fund, as set forth below:

FUND                                                          ADVISORY FEE
--------------------------------------------------------------------------
OTC                                                               .75%

    The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of Fund shares.

PORTFOLIO MANAGEMENT

    The portfolio manager of the OTC Fund is Michael P. Byrum, who is a Vice President and the Advisor's senior portfolio manager. Prior to joining the Advisor as a portfolio manager in July 1993, Mr. Byrum worked as an investor representative with MMA.

                                                            PROSPECTUS  9
                                                                        --------

                      DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

    Income dividends and capital gain distributions are paid at least annually by the Fund. The Trust may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of the Fund.

TAXES

    The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as the Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders. The Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for federal income tax purposes.

    In addition to qualifying for special tax treatment as a regulated investment company, the Fund intends to meet special diversification requirements of the Internal Revenue Code (the "Code") in order to assure insurance companies that their variable annuity and variable life contracts qualify as insurance under the Code.

------
10  PROSPECTUS

                              FINANCIAL HIGHLIGHTS

    The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). On November 2, 1998, the Trust acquired all of the assets and liabilities (other than liabilities relating to insurance charges) of Rydex Advisor Variable Annuity Account (the "Separate Account") and the subaccounts of the Separate Account (the "Subaccounts"). The information provided below for periods ending prior to and including December 31, 1997, which relates to the Subaccounts, has been audited by PricewaterhouseCoopers LLP. The information for subsequent periods has been audited by Deloitte & Touche LLP. The Reports of Independent Accountants for each such period along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. Our 1999 Annual Report is available upon request and without charge by calling 1-301-468-8520 collect. The 1999 Annual Report is incorporated by reference in the SAI.

FINANCIAL HIGHLIGHTS

                                                OTC
                              ----------------------------------------
                               YEAR ENDED    YEAR ENDED   PERIOD ENDED
                              DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                  1999          1998         1997*
                              ------------  ------------  ------------
Per Share Operating
 Performance:+
Net Asset Value -- Beginning
 of Period..................    $  19.57      $ 10.65        $10.00
                                --------      -------        ------
  Net Investment Income
   (Loss)...................        (.33)        (.40)         (.09)
  Net Realized and
   Unrealized Gains (Losses)
   on Securities............       19.88         9.32           .74
                                --------      -------        ------
  Net Increase (Decrease) in
   Net Asset Value Resulting
   from Operations..........       19.55         8.92           .65
  Dividends to Shareholders
   from Net Investment
   Income...................         .00          .00           .00
  Distributions (from
   capital gains)...........        (.60)         .00           .00
  Adjustment due to
   Reorganization...........         .00          .00           .00
                                --------      -------        ------
  Net Increase (Decrease) in
   Net Asset Value..........       18.95         8.92           .65
                                --------      -------        ------
Net Asset Value -- End of
 Period.....................    $  38.52      $ 19.57        $10.65
                                ========      =======        ======
Total Investment Return.....      101.32%       83.76%
Ratios to Average Net Assets
  Gross Expenses............        1.55%        2.96%         9.07%**
  Net Expenses..............        1.55%        2.96%         2.80%**
  Net Investment Income
   (Loss)...................       (1.24)       (2.67)%       (1.22)%**
Supplementary Data:
Portfolio Turnover
 Rate***....................         953%       1,077%          450%
Net Assets, End of Period
 (000's omitted)............    $373,458      $22,038        $2,367

------------

*     COMMENCEMENT OF OPERATIONS: OTC -- MAY 7, 1997

**    ANNUALIZED

***    PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO SHORT-TERM
     SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+     CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

                                                            PROSPECTUS  11
                                                                        --------

BENCHMARK INFORMATION

THE OTC FUND IS NOT SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").

THE NASDAQ DOES NOT MAKE ANY REPRESENTATION OR WARRANTY, IMPLIED OR EXPRESS, TO THE INVESTORS IN THE FUND, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE NASDAQ 100 INDEX-Registered Trademark- TO TRACK GENERAL STOCK MARKET PERFORMANCE.

THE NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

THE NASDAQ DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, THE INVESTORS IN THE FUND, OR ANY PERSON OR ENTITY FROM THE USE OF THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

THE NASDAQ DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE NASDAQ 100 INDEX-Registered Trademark- OR ANY DATA INCLUDED THEREIN.

 Additional information about the Fund is included in a Statement of Additional
    Information dated May 1, 2000 (the "SAI"), which contains more detailed information about the Fund. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains a web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-800-SEC-0330).
 You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
                              publicinfo@sec.gov.

  You may obtain a copy of the SAI or the annual or semi-annual reports of the Trust without charge by calling 1-301-468-8520 collect or by writing to Rydex
  Variable Trust, at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the investments of the Fund is available in the annual and semi-annual reports. Also, in the annual report of the Trust, you will find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year.

--------------------------------------------------------------------------------

       NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION
   OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR RYDEX GLOBAL ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN ANY
               JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                               THE TRUST'S SEC REGISTRATION NUMBER IS 811-08821.